SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]
Presented below in a summary of the unaudited quarterly financial information for the year ended December 31, 2016 and for the period May 14, 2015 (inception) to December 31, 2015:

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$-	$41,466	$359,544	$460,734
Net loss	(91)	(593,679)	(299,625)	(344,046)
Net loss per common share, basic and diluted	-	(29.68)	(1.39)	(0.42)
Distributions declared per common share	-	-	0.14	0.18

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$-	$-	$-	$-
Net loss	-	(3,000)	(36)	(3,149)
Net loss per common share, basic and diluted	-	(4.60)	-	(0.31)
Distributions declared per common share	-	-	-	-